Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Borrowings [Abstract]
Schedule of Borrowings

	December 31, 2019	December 31, 2018
BNP Paribas S.A. and DVB Bank S.E.	—	51,750
Eurobank Ergasias S.A. $52,200	—	32,841
Eurobank Ergasias S.A. $52,000	28,758	31,206
Norddeutsche Landesbank Girozentrale	—	22,266
DVB Bank S.E. and Credit Agricole Corporate and Investment Bank	39,453	42,578
Ship Mortgage Notes $670,000	658,000	670,000
Deutsche Bank AG Filiale Deutschlandgeschäft and Skandinaviska Enskilda Banken AB	39,173	46,846
BNP Paribas $44,000	28,000	32,000
HSH $24,000	18,280	20,568
Term Loan B	—	197,824
HCOB $31,800	31,800	—
Deutsche Bank AG Filiale Deutschlandgeschäft	32,500	—
Total credit facilities	875,964	1,147,879
Sale and Leaseback Agreements–$71,500	62,563	—
Sale and Leaseback Agreements–$103,155	97,723	68,521
Sale and Leaseback Agreements–$15,000	14,219	—
Sale and Leaseback Agreements–$47,220	45,858	—
Sale and Leaseback Agreements–$90,811	90,811	—
Total borrowings	1,187,138	1,216,400
Less: Deferred finance costs, net	(14,638)	(11,453)
Add: bond premium	617	890
Less: current portion of credit facilities, net of deferred finance costs	(141,214)	(45,403)
Less: current portion of Sale and Leaseback Agreements, net of deferred finance costs	(31,739)	(5,561)
Total long-term borrowings, net of current portion, bond premium and deferred finance costs	$1,000,164	$1,154,873

Long-Term Debt Obligations

December 31, 2019
Long-Term Debt Obligations:
Year
December 31, 2020	175,302
December 31, 2021	734,774
December 31, 2022	76,171
December 31, 2023	38,970
December 31, 2024	67,268
December 31, 2025 and thereafter	94,653
Total	$1,187,138